S000010826 [Member] Expense Example, No Redemption - S000010826 [Member]	Feb. 28, 2026 USD ($)
C000030054 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	175
Expense Example, No Redemption, 5 Years	315
Expense Example, No Redemption, 10 Years	725
C000030055 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	95
Expense Example, No Redemption, 5 Years	177
Expense Example, No Redemption, 10 Years	417
C000122594 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	82
Expense Example, No Redemption, 5 Years	149
Expense Example, No Redemption, 10 Years	348
C000173200 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	$ 278